Note 18 - Common Stock	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
18.	Common Stock

As per the Company’s Amended and Restated Articles of Incorporation, the Company is authorized to issue
200,000,000
shares of common stock, par value
$0.03
per share.

Each outstanding share of common stock is entitled to
one
vote, either in person or by proxy, on all matters that
may
be voted upon by their holders at meetings of the shareholders. Subject to preferences that may
be applicable to any outstanding preferred shares, holders of our common stock (i) have equal ratable rights to dividends from funds legally available therefore, if declared by the Board of Directors; (ii) are entitled to share ratably in all of the Company’s assets available for distribution upon liquidation, dissolution or winding up; and (iii) do not
have preemptive, subscription or conversion rights or redemption or sinking fund provisions. All issued shares of our common stock when issued will be fully paid for and non-assessable. The rights, preferences and privileges of holders of common shares are subject to the rights of the holders of any preferred shares which the Company has issued or may
issue in the future.

During
January 2017,
following the Company’s prospectus filed with the SEC on
December 20, 2016,
as further supplemented by the prospectus dated
January 13, 2017,
the Company issued and sold at-the-market (ATM)
37,723
shares of common stock for gross proceeds net of commissions of
$0.6
million.

In addition, during the year ended
December 31, 2017,
the Company issued
12,534
common shares to the Company’s directors and officers and employees of the Manager in connection with its equity incentive plans (Note
11
).

During
November 2018,
following the Company’s prospectus supplement filed with the SEC on
December 20, 2016,
as further supplemented by the prospectus dated
January 13, 2017
and
October 30, 2018,
the Company issued and sold at-the-market (ATM)
139,509
shares of common stock for gross proceeds net of commissions of
$2.0
million.

In addition, during the year ended
December 31, 2018,
the Company issued
15,681
common shares to the Company’s directors and officers and employees of the Manager in connection with its equity incentive plans (Note
11
).

During
October 2019,
following the Company’s prospectus supplement filed with the SEC on
December 20, 2016,
as further supplemented by the prospectus dated
January 13, 2017,
October 30, 2018
and
May 30, 2019,
the Company issued and sold at-the-market (ATM)
144,727
shares of common stock for gross proceeds net of commissions of
$0.9
million.

As further discussed in Note
1,
during the year ended
December 31, 2019,
the Company issued
2,816,901
common shares and
1,056,338
common shares in connection with the Trinity/Diamantis Vessel Acquisition and the Synergy Vessel Acquisition.

In addition, during the year ended
December 31, 2019,
the Company issued
15,444
common shares to the Company’s directors and officers and employees of the Manager in connection with its equity incentive plans (Note
11
).

On
December 19, 2019,
the Company announced that it has completed a
1
-for-
8
reverse stock split, effective at the close of trading on
December 18, 2019.
The Company’s common shares began trading on a split-adjusted basis on
December 19, 2019.